COMBINED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares
Revenues
Commissions and fees, net	$ 337,915	¥ 2,198,575	¥ 2,547,043	¥ 990,698
Trading gains, net	6,233	40,554	12,563	166,428
Interest and investment income	831	5,406	4,365	4,443
Other revenues	31,417	204,411	155,570	84,305
Revenues	376,396	2,448,946	2,719,541	1,254,874
Expenses
Employee compensation and benefits	(163,926)	(1,066,553)	(839,024)	(388,168)
Advertising and promotion	(65,301)	(424,865)	(554,291)	(221,859)
Information technology and communications	(6,328)	(41,170)	(40,905)	(32,803)
Occupancy and equipment rental	(19,009)	(123,680)	(76,594)	(41,950)
Taxes and surcharges	(3,240)	(21,080)	(30,748)	(21,711)
Intangible assets amortization	(8,691)	(56,547)	(19,081)
Other expenses	(12,066)	(78,509)	(107,766)	(54,164)
Expenses	(278,561)	(1,812,404)	(1,668,409)	(760,655)
Income before income taxes	97,835	636,542	1,051,132	485,219
Income taxes	(26,060)	(169,556)	(125,430)	(82,204)
Net income	71,775	466,986	925,702	403,015
Less: Net loss attributable to non-controlling interests	(2,102)	(13,678)	(4,966)
Net income attributable to Yintech	$ 73,877	¥ 480,664	¥ 930,668	¥ 403,015
Earnings per share
Basic | (per share)	$ 0.05	¥ 0.34	¥ 0.79	¥ 0.40
Diluted | (per share)	$ 0.05	¥ 0.33	¥ 0.75	¥ 0.38
Other comprehensive income
Unrealized loss on available-for-sale investments, net of tax	$ (123)	¥ (800)
Foreign currency translation adjustment	(2,876)	(18,714)	¥ 42,696	¥ 1,241
Comprehensive income	68,776	447,472	968,398	404,256
Comprehensive income attributable to non-controlling interests	(2,102)	(13,678)	(4,966)
Comprehensive income attributable to Yintech	$ 70,878	¥ 461,150	¥ 973,364	¥ 404,256